Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Operating Leases, Rent Expense	$ 837	$ 1,048
Lessee, Operating Lease, Renewal Term			5 years
Wilsonville [Member]
Lessee, Operating Lease, Renewal Term	60 months
Lessee, Operating Lease,Expiration date	Feb. 28, 2025